Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Loans to Directors and Executive Officers
A summary of loans to our directors and executive officers (which includes loans to entities in which the individual owns a 10% or more voting interest) for the years ended December 31 follows:

	2024	2023
	(In thousands)
Balance at beginning of year	$7,373	$7,742
New loans and advances	237	478
Repayments	(3,672)	(847)
Balance at end of year	$3,938	$7,373